PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

Note 10 – PROPERTY AND EQUIPMENT, NET

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Cost:
Office equipment	141,313	131,967
Total	141,313	131,967
Less: Accumulated depreciation	(85,880)	(65,080)
Property and equipment, net	55,433	66,887

Depreciation and amortization expense on property and equipment for the years ended March 31, 2022, 2021 and 2020 were US$18,390, US$15,161, and US$120,520, respectively.